Transaction and Reverse Recapitalization - Summary of Common Stock Issued and Outstanding (Details) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	16,653,466	308,443	0
Common stock, shares outstanding	16,653,466	308,443	0
CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	15,937,185
Common stock, shares outstanding	15,937,185
Ownership percentage	100.00%
Legacy Comera Stockholders | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	12,022,595
Common stock, shares outstanding	12,022,595
Ownership percentage	76.00%
OTR Public Stockholders | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	677,987
Common stock, shares outstanding	677,987
Ownership percentage	4.00%
OTR Founders | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	2,611,838
Common stock, shares outstanding	2,611,838
Ownership percentage	16.00%
Maxim Group LLC. | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	624,765
Common stock, shares outstanding	624,765
Ownership percentage	4.00%